Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 117,600	$ 94,100
Loans Pledged as Collateral	113,300	121,600
Cash management lines of credit, additional borrowings	15,000
Securities Sold under Agreements to Repurchase	8,068	11,085
Security Owned and Pledged as Collateral, Fair Value	$ 18,300	$ 18,400
Federal Home Loan Bank Advances One [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.15%
Federal Home Loan Bank Advances One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances One [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.15%
Federal Home Loan Bank Advances Two [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.52%
Federal Home Loan Bank Advances [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.64%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.29%